SHORT-TERM INVESTMENTS (Held To Maturity Investments) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 31, 2011 Trust Fund Managed By Zhongrong Trust Co [Member] CNY	May 31, 2010 Trust Fund Managed By Zhongrong Trust Co [Member] CNY	May 31, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Apr. 30, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Dec. 31, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Jun. 30, 2012 Trust Fund Managed By Hainan Airline Group [Member] CNY
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity investments			17,000		6,000	8,000	8,000	3,000		8,000
Ownership interest										12.75%
Investment income	234	1,460	832	1,071	605	646	388	241	387	480
Equity method investments		8,000